Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share
Earnings Per Share

Note 15: Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2022
		Weighted-
		Average
	Net	Shares	Per Share
	Income	Outstanding	Amount
	(In thousands)
Net income	$8,657
Less allocated earnings on non-vested restricted stock	(185)
Less allocated dividends on non-vested restricted stock	(203)
Net income allocated to common stockholders	8,269
		5,483,305
Basic and diluted earnings per share			$1.50

	Year Ended December 31, 2021
		Weighted-
		Average	Per Share
	Net	Shares
	Income	Outstanding	Amount
	(In thousands)
Net income	$9,451
Less allocated earnings on non-vested restricted stock	(348)
Less allocated dividends on non-vested restricted stock	(221)
Net income allocated to common stockholders	8,882
		5,477,266
Basic and diluted earnings per share			$1.62